Goodwill (Tables)	6 Months Ended
Jun. 30, 2020
Business Combination Goodwill [Abstract]
Summary of Movements on Goodwill

Movements on goodwill during the periods were as follows:

	Marketing Solutions	Enterprise Solutions	Total

Balance as of January 1, 2019	48,496	—	48,496
Goodwill arising from acquisitions	1,125	16,089	17,214
Balance as of June 30, 2019, December 31, 2019 and June 30, 2020	49,621	16,089	65,710